SHORT-TERM INVESTMENTS	12 Months Ended
Jan. 31, 2015
SHORT-TERM INVESTMENTS [Text Block]

NOTE 4 – SHORT-TERM INVESTMENTS

Short-term investments include trading securities which consist of investments in mutual funds issued by major financial institutions with the intention of selling them in the short term. As of January 31, 2015, the Company held mutual funds valued at $477,606 ($4,128,906 Argentine pesos) (2014-$nil).